AB Active ETFs, Inc.

AB High Yield ETF

Portfolio of Investments

February 28, 2025 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 76.8%
Industrial – 69.0%
Basic – 4.3%
Alcoa Nederland Holding BV 4.125%, 03/31/2029(a)	U.S.$	954	$896,741
ASP Unifrax Holdings, Inc. 7.10% (7.10% Cash or 5.85% Cash and 1.25% PIK), 09/30/2029(a) (b)		278	163,598
10.425% (10.425% Cash or 11.175% PIK or 6.425% Cash and 4.75% PIK), 09/30/2029(a) (b) (c)		626	627,091
Axalta Coating Systems LLC 3.375%, 02/15/2029(a)		408	376,539
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 06/15/2027(a)		517	511,023
Cleveland-Cliffs, Inc. 4.625%, 03/01/2029(a)		6	5,591
7.50%, 09/15/2031(a)		334	339,157
Clydesdale Acquisition Holdings, Inc. 6.625%, 04/15/2029(a)		40	40,409
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 02/01/2026		807	800,633
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(a)		679	667,437
Domtar Corp. 6.75%, 10/01/2028(a)		52	48,250
ERP Iron Ore LLC 9.039%, 12/31/2019(b) (d) (e) (f) (g)		5	0
GPD Cos., Inc. 10.125%, 04/01/2026(a)		66	61,349
Graham Packaging Co., Inc. 7.125%, 08/15/2028(a)		257	255,252
Graphic Packaging International LLC 3.50%, 03/15/2028(a)		390	369,950
3.75%, 02/01/2030(a)		23	21,161
4.75%, 07/15/2027(a)		28	27,456
INEOS Quattro Finance 2 PLC 6.75%, 04/15/2030(a)	EUR	141	151,425
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.00%, 09/15/2028(a)	U.S.$	125	124,618
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023(d) (e) (f) (g) (h)		60	0
Methanex Corp. 5.25%, 12/15/2029		141	137,646
Mineral Resources Ltd. 8.00%, 11/01/2027(a)		117	118,241
8.50%, 05/01/2030(a)		471	477,806
9.25%, 10/01/2028(a)		299	309,387

	Principal Amount (000)		U.S. $ Value

Novelis Corp. 3.25%, 11/15/2026(a)	U.S.$	128	$124,159
Rain Carbon, Inc. 12.25%, 09/01/2029(a)		64	67,907
Roller Bearing Co. of America, Inc. 4.375%, 10/15/2029(a)		12	11,415
SCIH Salt Holdings, Inc. 4.875%, 05/01/2028(a)		480	462,706
SCIL IV LLC/SCIL USA Holdings LLC 5.375%, 11/01/2026(a)		431	427,056
Sealed Air Corp./Sealed Air Corp. US 6.125%, 02/01/2028(a)		350	353,063
Vibrantz Technologies, Inc. 9.00%, 02/15/2030(a)		71	64,104
WR Grace Holdings LLC 4.875%, 06/15/2027(a)		131	127,749
5.625%, 08/15/2029(a)		136	124,440

			8,293,359

Capital Goods – 8.3%
Arcosa, Inc. 6.875%, 08/15/2032(a)		84	85,977
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(a) (b)	EUR	123	5,173
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.25%, 09/01/2028(a)	U.S.$	368	335,616
6.00%, 06/15/2027(a)		238	236,843
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.125%, 08/15/2026(a)		205	184,787
Artera Services LLC 8.50%, 02/15/2031(a)		220	220,260
Ball Corp. 2.875%, 08/15/2030		740	648,884
Bombardier, Inc. 6.00%, 02/15/2028(a)		275	274,040
7.25%, 07/01/2031(a)		328	335,793
7.45%, 05/01/2034(a)		100	104,885
7.875%, 04/15/2027(a)		45	45,180
8.75%, 11/15/2030(a)		567	607,229
Brand Industrial Services, Inc. 10.375%, 08/01/2030(a)		185	188,330
Calderys Financing LLC 11.25%, 06/01/2028 (a)		307	327,824
Camelot Return Merger Sub, Inc. 8.75%, 08/01/2028(a)		743	702,796
Clean Harbors, Inc. 4.875%, 07/15/2027(a)		413	408,705
5.125%, 07/15/2029(a)		11	10,708
6.375%, 02/01/2031(a)		309	312,825

	Principal Amount (000)		U.S. $ Value

Cornerstone Building Brands, Inc. 9.50%, 08/15/2029(a)	U.S.$	56	$53,347
Crown Cork & Seal Co., Inc. 7.375%, 12/15/2026		20	20,662
Efesto Bidco S.p.A Efesto US LLC Series XR 7.50%, 02/15/2032(a)		462	458,637
EnerSys 4.375%, 12/15/2027(a)		80	77,486
6.625%, 01/15/2032(a)		175	180,525
Esab Corp. 6.25%, 04/15/2029(a)		654	665,131
Griffon Corp. 5.75%, 03/01/2028		305	302,032
LSB Industries, Inc. 6.25%, 10/15/2028(a) (c)		337	330,985
Madison IAQ LLC 5.875%, 06/30/2029(a)		840	809,642
Maxim Crane Works Holdings Capital LLC 11.50%, 09/01/2028(a)		50	53,051
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 02/01/2030(a)		755	725,170
Moog, Inc. 4.25%, 12/15/2027(a)		649	624,864
Mueller Water Products, Inc. 4.00%, 06/15/2029(a)		641	602,130
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 04/15/2030(a)		60	58,577
Quikrete Holdings, Inc. 6.375%, 03/01/2032(a)		413	418,621
6.75%, 03/01/2033(a)		105	106,563
Silgan Holdings, Inc. 4.125%, 02/01/2028		655	631,675
Spirit AeroSystems, Inc. 9.375%, 11/30/2029(a)		197	211,452
TransDigm, Inc. 4.625%, 01/15/2029		923	877,561
4.875%, 05/01/2029		355	339,149
6.00%, 01/15/2033(a)		449	444,685
6.375%, 03/01/2029(a)		275	278,740
6.75%, 08/15/2028(a)		690	702,109
6.875%, 12/15/2030(a)		150	153,865
Trinity Industries, Inc. 7.75%, 07/15/2028(a)		599	625,494
Triumph Group, Inc. 9.00%, 03/15/2028(a)		610	643,782
Waste Pro USA, Inc. 7.00%, 02/01/2033(a)		140	141,882
WESCO Distribution, Inc. 6.375%, 03/15/2029(a)		234	238,299
6.375%, 03/15/2033(a)		154	155,378

			15,967,349

	Principal Amount (000)		U.S. $ Value

Communications - Media – 8.3%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028(a)	U.S.$	96	$90,963
AMC Networks, Inc. 4.25%, 02/15/2029		180	140,116
10.25%, 01/15/2029(a)		206	218,187
Arches Buyer, Inc. 6.125%, 12/01/2028(a)		432	394,191
Banijay Entertainment SAS 8.125%, 05/01/2029(a)		246	256,307
Cable One, Inc. 4.00%, 11/15/2030(a)		50	40,655
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 02/01/2031(a)		451	403,519
4.25%, 01/15/2034(a)		642	537,405
4.50%, 05/01/2032		691	608,564
4.50%, 06/01/2033(a)		299	258,429
4.75%, 02/01/2032(a)		390	350,434
5.125%, 05/01/2027(a)		134	132,202
CSC Holdings LLC 4.50%, 11/15/2031(a)		150	110,037
4.625%, 12/01/2030(a)		729	389,928
5.375%, 02/01/2028(a)		204	175,097
5.50%, 04/15/2027(a)		356	330,297
6.50%, 02/01/2029(a)		252	210,385
7.50%, 04/01/2028(a)		200	148,574
11.25%, 05/15/2028(a)		449	437,779
11.75%, 01/31/2029(a)		536	523,372
DISH DBS Corp. 5.125%, 06/01/2029		829	558,207
5.25%, 12/01/2026(a)		743	698,754
5.75%, 12/01/2028(a)		451	399,613
7.375%, 07/01/2028		71	52,469
GCI LLC 4.75%, 10/15/2028(a)		200	189,482
Gray Media, Inc. 4.75%, 10/15/2030(a)		125	74,074
5.375%, 11/15/2031(a)		17	9,901
7.00%, 05/15/2027(a)		173	169,720
iHeartCommunications, Inc. 7.75%, 08/15/2030(a)		9	6,801
9.125%, 05/01/2029(a)		606	514,207
Lamar Media Corp. 4.875%, 01/15/2029		8	7,773
LCPR Senior Secured Financing DAC 5.125%, 07/15/2029(a)		654	492,200
6.75%, 10/15/2027(a)		200	170,720

	Principal Amount (000)		U.S. $ Value

National CineMedia, Inc. 5.75%, 08/15/2026(e) (f) (g) (i)	U.S.$	21	$0
Neptune Bidco US, Inc. 9.29%, 04/15/2029(a)		660	591,215
Nexstar Media, Inc. 4.75%, 11/01/2028(a)		655	620,573
Paramount Global 6.375%, 03/30/2062		193	188,113
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 09/15/2026(a)		214	185,908
Sinclair Television Group, Inc. 5.50%, 03/01/2030(a)		96	67,245
8.125%, 02/15/2033(a)		289	286,255
Sirius XM Radio LLC 3.125%, 09/01/2026(a)		284	274,759
4.125%, 07/01/2030(a)		163	146,511
Snap, Inc. 6.875%, 03/01/2033(a)		422	427,229
Summer BC Holdco B SARL 5.875%, 02/15/2030(a)	EUR	113	118,303
TEGNA, Inc. 4.625%, 03/15/2028	U.S.$	966	926,249
5.00%, 09/15/2029		45	42,557
Univision Communications, Inc. 4.50%, 05/01/2029(a)		254	229,352
6.625%, 06/01/2027(a)		577	578,125
7.375%, 06/30/2030(a)		425	415,446
8.00%, 08/15/2028(a)		156	158,663
8.50%, 07/31/2031(a)		75	74,713
Urban One, Inc. 7.375%, 02/01/2028(a)		43	21,941
Virgin Media Finance PLC 5.00%, 07/15/2030(a)		400	347,228
Virgin Media Secured Finance PLC 4.50%, 08/15/2030(a)		236	209,620
VZ Secured Financing BV 5.00%, 01/15/2032(a)		518	457,021
Ziggo Bond Co. BV 5.125%, 02/28/2030(a)		574	509,006

			15,976,394

Communications - Telecommunications – 5.0%
Altice Financing SA 5.75%, 08/15/2029(a)		261	204,773
Altice France Holding SA 10.50%, 05/15/2027(a)		252	77,429
Altice France SA 3.375%, 01/15/2028(a)	EUR	245	199,778
5.125%, 07/15/2029(a)	U.S.$	640	495,917
5.50%, 01/15/2028(a)		665	535,172
5.50%, 10/15/2029(a)		740	577,881
8.125%, 02/01/2027(a)		354	316,423

	Principal Amount (000)		U.S. $ Value

Cogent Communications Group LLC 3.50%, 05/01/2026(a)	U.S.$	153	$149,538
EchoStar Corp. 3.875% (3.875% Cash or 3.875% PIK), 11/30/2030(b) (c) (j)		11	13,462
6.75% (6.75% Cash or 6.75% PIK), 11/30/2030(b) (c)		720	674,979
10.75%, 11/30/2029		1,285	1,375,965
Fibercop SpA 7.20%, 07/18/2036(a)		564	565,934
7.721%, 06/04/2038(a)		205	212,370
Frontier Communications Holdings LLC 6.00%, 01/15/2030(a)		498	499,798
6.75%, 05/01/2029(a)		1,205	1,220,641
Intelsat Jackson Holdings SA 6.50%, 03/15/2030(a)		405	378,671
Level 3 Financing, Inc. 10.75%, 12/15/2030(a)		373	419,415
11.00%, 11/15/2029(a)		314	356,457
Lorca Telecom Bondco SA 4.00%, 09/18/2027(a)	EUR	142	147,966
Nexstar Media, Inc. 5.625%, 07/15/2027(a)	U.S.$	33	32,638
Vmed O2 UK Financing I PLC 4.25%, 01/31/2031(a)		385	333,649
4.75%, 07/15/2031(a)		447	392,350
7.75%, 04/15/2032(a)		200	202,822
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%, 10/01/2031(a)		206	213,041

			9,597,069

Consumer Cyclical - Automotive – 2.5%
Adient Global Holdings Ltd. 8.25%, 04/15/2031(a)		364	374,225
American Axle & Manufacturing, Inc. 5.00%, 10/01/2029		252	230,409
6.875%, 07/01/2028		86	85,401
Aston Martin Capital Holdings Ltd. 10.00%, 03/31/2029(a)		537	519,510
Clarios Global LP/Clarios US Finance Co. 6.75%, 02/15/2030(a)		98	100,326
Dana, Inc. 4.25%, 09/01/2030		20	18,895
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(e) (f) (g) (h) (i)		32	0
Exide Technologies (First Lien) 11.00%, 10/31/2024(e) (f) (g) (h) (i)		13	0
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 05/31/2032(a)		653	665,270

	Principal Amount (000)		U.S. $ Value

IHO Verwaltungs GmbH 6.75% (6.75% Cash or 7.50% PIK), 11/15/2029(a) (b)	EUR	144	$157,107
7.75% (7.75% Cash or 8.50% PIK), 11/15/2030(a) (b)	U.S.$	200	201,254
Mclaren Finance PLC 7.50%, 08/01/2026(a)		200	199,944
Nissan Motor Acceptance Co. LLC 1.85%, 09/16/2026(a)		14	13,324
2.75%, 03/09/2028(a)		183	169,716
5.30%, 09/13/2027(a)		153	153,155
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)		402	395,568
PM General Purchaser LLC 9.50%, 10/01/2028(a)		494	481,284
Tenneco, Inc. 8.00%, 11/17/2028(a)		442	439,233
Titan International, Inc. 7.00%, 04/30/2028		17	16,854
ZF North America Capital, Inc. 6.875%, 04/14/2028(a)		214	215,791
7.125%, 04/14/2030(a)		432	431,996

			4,869,262

Consumer Cyclical - Entertainment – 1.9%
Boyne USA, Inc. 4.75%, 05/15/2029(a)		379	362,320
Carnival Corp. 5.75%, 03/01/2027(a)		520	521,300
Lindblad Expeditions LLC 6.75%, 02/15/2027(a)		41	41,120
Live Nation Entertainment, Inc. 3.75%, 01/15/2028(a)		232	222,268
6.50%, 05/15/2027(a)		262	266,297
Merlin Entertainments Group US Holdings, Inc. 7.375%, 02/15/2031(a)		200	196,758
Motion Finco SARL 7.375%, 06/15/2030(a)	EUR	219	237,028
NCL Corp., Ltd. 5.875%, 03/15/2026(a)	U.S.$	131	131,018
5.875%, 02/15/2027(a)		13	13,028
6.75%, 02/01/2032(a)		460	470,345
SeaWorld Parks & Entertainment, Inc. 5.25%, 08/15/2029(a)		368	356,986
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp. 5.25%, 07/15/2029		303	293,961
5.375%, 04/15/2027		377	374,203
Viking Cruises Ltd. 5.875%, 09/15/2027(a)		24	23,935
7.00%, 02/15/2029(a)		50	50,521
Viking Ocean Cruises Ship VII Ltd. 5.625%, 02/15/2029(a)		29	28,671

			3,589,759

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Other – 5.4%
Affinity Interactive 6.875%, 12/15/2027(a)	U.S.$	54	$44,546
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 6.25%, 09/15/2027(a)		149	148,651
Builders FirstSource, Inc. 4.25%, 02/01/2032(a)		641	580,541
5.00%, 03/01/2030(a)		362	347,871
CD&R Smokey Buyer, Inc./Radio Systems Corp. 9.50%, 10/15/2029(a)		685	675,602
Churchill Downs, Inc. 4.75%, 01/15/2028(a)		544	531,357
5.50%, 04/01/2027(a)		398	396,364
Cirsa Finance International SARL 6.50%, 03/15/2029(a)	EUR	220	240,622
Forestar Group, Inc. 3.85%, 05/15/2026(a)	U.S.$	41	40,366
Great Canadian Gaming Corp. 8.75%, 11/15/2029(a)		147	154,892
Hilton Domestic Operating Co., Inc. 3.625%, 02/15/2032(a)		736	652,008
3.75%, 05/01/2029(a)		329	308,671
4.00%, 05/01/2031(a)		150	137,585
4.875%, 01/15/2030		17	16,583
5.75%, 05/01/2028(a)		11	11,003
5.875%, 04/01/2029(a)		419	422,339
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 4.875%, 07/01/2031(a)		677	617,113
Installed Building Products, Inc. 5.75%, 02/01/2028(a)		70	69,185
LGI Homes, Inc. 7.00%, 11/15/2032(a)		191	189,420
Light & Wonder International, Inc. 7.00%, 05/15/2028(a)		9	9,025
Marriott Ownership Resorts, Inc. 4.50%, 06/15/2029(a)		751	706,654
Mohegan Tribal Gaming Authority 8.00%, 02/01/2026(a)		155	153,301
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.625%, 09/01/2029(a)		20	14,701
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp. 6.625%, 02/01/2033(a)		331	330,659

	Principal Amount (000)		U.S. $ Value

Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028	U.S.$	287	$279,768
4.75%, 04/01/2029		20	18,958
Standard Industries, Inc./NY 4.375%, 07/15/2030(a)		300	280,029
4.75%, 01/15/2028(a)		115	112,382
5.00%, 02/15/2027(a)		128	126,774
Station Casinos LLC 4.50%, 02/15/2028(a)		287	277,236
Taylor Morrison Communities, Inc. 5.75%, 01/15/2028(a)		8	8,000
5.875%, 06/15/2027(a)		743	750,601
Thor Industries, Inc. 4.00%, 10/15/2029(a)		678	625,652
Travel & Leisure Co. 4.625%, 03/01/2030(a)		12	11,310
6.00%, 04/01/2027(c)		325	327,883
6.625%, 07/31/2026(a)		473	479,395
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028(a)		288	277,410

			10,374,457

Consumer Cyclical - Restaurants – 1.1%
1011778 BC ULC/New Red Finance, Inc. 3.50%, 02/15/2029(a)		171	159,499
3.875%, 01/15/2028(a)		110	105,446
4.00%, 10/15/2030(a)		87	79,234
4.375%, 01/15/2028(a)		1,299	1,256,055
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 06/01/2027(a)		411	406,516
Papa John’s International, Inc. 3.875%, 09/15/2029(a)		22	20,811
Yum! Brands, Inc. 4.75%, 01/15/2030(a)		114	110,394

			2,137,955

Consumer Cyclical - Retailers – 3.6%
Advance Auto Parts, Inc. 3.90%, 04/15/2030		100	89,070
Asbury Automotive Group, Inc. 4.50%, 03/01/2028		230	223,054
4.625%, 11/15/2029(a)		335	319,443
Carvana Co. 5.50%, 04/15/2027(a)		39	36,616
9.00% (9.00% Cash or 12.00% PIK), 12/01/2028(a) (b) (c)		166	171,931
9.00% (11.00% Cash or 13.00% PIK), 06/01/2030(a) (b) (c)		824	875,005
9.00%, 06/01/2031(a) (b) (c)		54	60,796
eG Global Finance PLC 12.00%, 11/30/2028(a)		204	228,723

	Principal Amount (000)		U.S. $ Value

Foundation Building Materials, Inc. 6.00%, 03/01/2029(a)	U.S.$	29	$25,618
Global Auto Holdings Ltd/AAG FH UK Ltd. 8.375%, 01/15/2029(a)		288	275,610
8.75%, 01/15/2032(a)		263	243,659
11.50%, 08/15/2029(a)		255	267,577
Group 1 Automotive, Inc. 4.00%, 08/15/2028(a)		663	631,342
Hanesbrands, Inc. 4.875%, 05/15/2026(a)		764	765,329
Kontoor Brands, Inc. 4.125%, 11/15/2029(a)		72	66,656
LBM Acquisition LLC 6.25%, 01/15/2029(a)		143	131,560
LCM Investments Holdings II LLC 4.875%, 05/01/2029(a)		335	319,242
Lithia Motors, Inc. 3.875%, 06/01/2029(a)		50	46,336
Michaels Cos., Inc. (The) 7.875%, 05/01/2029(a)		40	24,408
Murphy Oil USA, Inc. 4.75%, 09/15/2029		289	278,093
Sonic Automotive, Inc. 4.875%, 11/15/2031(a)		311	288,110
Staples, Inc. 10.75%, 09/01/2029(a)		258	246,390
12.75%, 01/15/2030(a)		192	138,865
VF Corp. 2.80%, 04/23/2027		431	407,364
2.95%, 04/23/2030		90	78,732
White Cap Buyer LLC 6.875%, 10/15/2028(a)		639	638,291

			6,877,820

Consumer Non-Cyclical – 10.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 03/15/2029(a)		478	442,303
4.625%, 01/15/2027(a)		269	264,965
6.25%, 03/15/2033(a)		258	260,982
6.50%, 02/15/2028(a)		470	479,076
Bausch & Lomb Corp. 8.375%, 10/01/2028(a)		713	746,390
Bausch Health Americas, Inc. 8.50%, 01/31/2027(a)		59	57,178
Bausch Health Cos., Inc. 4.875%, 06/01/2028(a)		823	712,809
5.75%, 08/15/2027(a)		22	20,924
7.25%, 05/30/2029(a)		19	13,983
11.00%, 09/30/2028(a)		479	484,815

	Principal Amount (000)		U.S. $ Value

CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(a)	U.S.$	117	$94,947
5.25%, 05/15/2030(a)		974	824,939
5.625%, 03/15/2027(a)		266	256,634
6.00%, 01/15/2029(a)		14	12,545
6.875%, 04/01/2028(a)		51	36,199
6.875%, 04/15/2029(a)		321	223,894
10.875%, 01/15/2032(a)		267	273,352
CVS Health Corp. 6.75%, 12/10/2054		33	33,020
7.00%, 03/10/2055		363	367,429
DaVita, Inc. 3.75%, 02/15/2031(a)		463	406,208
4.625%, 06/01/2030(a)		867	804,255
Elanco Animal Health, Inc. 6.65%, 08/28/2028(c)		332	339,450
Embecta Corp. 5.00%, 02/15/2030(a)		344	316,900
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)		770	615,053
Encompass Health Corp. 4.50%, 02/01/2028		235	229,520
Grifols SA 3.875%, 10/15/2028(a)	EUR	312	307,150
Hologic, Inc. 3.25%, 02/15/2029(a)	U.S.$	783	724,024
Kedrion SpA 6.50%, 09/01/2029(a)		150	142,521
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.00%, 02/15/2029(a)		80	83,226
Kronos Acquisition Holdings, Inc. 8.25%, 06/30/2031(a)		399	376,002
LifePoint Health, Inc. 5.375%, 01/15/2029(a)		212	189,151
8.375%, 02/15/2032(a)		28	28,405
9.875%, 08/15/2030(a)		245	263,471
11.00%, 10/15/2030(a)		212	233,278
Medline Borrower LP 3.875%, 04/01/2029(a)		398	372,870
ModivCare, Inc. 5.00%, 10/01/2029(a)		450	162,927
MPH Acquisition Holdings LLC 5.75%, 12/31/2030(a)		203	149,405
6.75% (6.00% Cash and 0.75% PIK), 03/31/2031(a) (b) (c)		267	163,039
11.50% (6.50% Cash and 5.00% PIK), 12/31/2030(a) (b) (c)		137	124,512
Neogen Food Safety Corp. 8.625%, 07/20/2030(a)		82	87,087
Newell Brands, Inc. 5.70%, 04/01/2026(c)		106	105,923

	Principal Amount (000)		U.S. $ Value

Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 04/30/2028(a)	U.S.$	600	$570,828
5.125%, 04/30/2031(a)		449	409,254
7.875%, 05/15/2034(a)		379	389,316
Owens & Minor, Inc. 6.625%, 04/01/2030(a)		395	364,241
Performance Food Group, Inc. 4.25%, 08/01/2029(a)		84	79,204
5.50%, 10/15/2027(a)		239	237,764
Post Holdings, Inc. 4.50%, 09/15/2031(a)		341	311,302
5.50%, 12/15/2029(a)		230	225,359
6.25%, 02/15/2032(a)		900	907,731
Prestige Brands, Inc. 3.75%, 04/01/2031(a)		117	105,438
Prime Healthcare Services, Inc. 9.375%, 09/01/2029(a)		200	189,490
Primo Water Holdings, Inc./Triton Water Holdings, Inc. 4.375%, 04/30/2029(a)		694	664,200
6.25%, 04/01/2029(a)		650	648,037
Somnigroup International, Inc. 4.00%, 04/15/2029(a)		440	410,014
Star Parent, Inc. 9.00%, 10/01/2030(a)		84	87,964
Surgery Center Holdings, Inc. 7.25%, 04/15/2032(a)		133	133,058
Tenet Healthcare Corp. 4.625%, 06/15/2028		1,502	1,453,335
US Acute Care Solutions LLC 9.75%, 05/15/2029(a)		10	10,240
US Foods, Inc. 4.75%, 02/15/2029(a)		513	496,471
5.75%, 04/15/2033(a)		64	62,930
6.875%, 09/15/2028(a)		208	214,631

			19,801,568

Energy – 8.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%, 06/15/2029(a)		302	297,219
5.75%, 01/15/2028(a)		349	349,440
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.00%, 07/15/2029(a)		303	312,663
Buckeye Partners LP 3.95%, 12/01/2026		385	375,671
4.125%, 12/01/2027		279	269,469
4.50%, 03/01/2028(a)		245	237,846
5.85%, 11/15/2043		85	76,231
CITGO Petroleum Corp. 6.375%, 06/15/2026(a)		16	16,001
8.375%, 01/15/2029(a)		227	234,155

	Principal Amount (000)		U.S. $ Value

Civitas Resources, Inc. 5.00%, 10/15/2026(a)	U.S.$	58	$57,506
8.375%, 07/01/2028(a)		456	474,842
8.75%, 07/01/2031(a)		93	97,091
CNX Resources Corp. 6.00%, 01/15/2029(a)		47	46,630
7.25%, 03/01/2032(a)		189	193,967
7.375%, 01/15/2031(a)		268	275,343
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.625%, 03/15/2029(a)		197	206,600
Genesis Energy LP/Genesis Energy Finance Corp. 8.25%, 01/15/2029		138	142,210
Global Partners LP/GLP Finance Corp. 6.875%, 01/15/2029		208	209,664
7.00%, 08/01/2027		21	21,076
Harvest Midstream I LP 7.50%, 09/01/2028(a)		233	237,998
Hess Midstream Operations LP 5.125%, 06/15/2028(a)		699	690,102
5.625%, 02/15/2026(a)		284	284,000
5.875%, 03/01/2028(a)		57	57,436
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/2029(a)		131	127,952
6.00%, 04/15/2030(a)		81	78,065
6.00%, 02/01/2031(a)		181	172,703
6.25%, 11/01/2028(a)		50	50,023
6.25%, 04/15/2032(a)		43	41,185
6.875%, 05/15/2034(a)		267	259,134
7.25%, 02/15/2035(a)		414	407,115
8.375%, 11/01/2033(a)		74	77,380
Howard Midstream Energy Partners LLC 8.875%, 07/15/2028(a)		444	468,353
Kodiak Gas Services LLC 7.25%, 02/15/2029(a)		136	140,213
Kraken Oil & Gas Partners LLC 7.625%, 08/15/2029(a)		67	65,785
Moss Creek Resources Holdings, Inc. 8.25%, 09/01/2031(a)		94	94,510
Murphy Oil Corp. 5.875%, 12/01/2042(c)		20	17,278
Nabors Industries, Inc. 7.375%, 05/15/2027(a)		55	55,119
9.125%, 01/31/2030(a)		78	79,356
NFE Financing LLC 12.00%, 11/15/2029(a)		819	808,377
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125%, 02/15/2029(a)		546	555,948
8.375%, 02/15/2032(a)		185	187,967

	Principal Amount (000)		U.S. $ Value

NuStar Logistics LP 5.625%, 04/28/2027	U.S.$	283	$283,623
5.75%, 10/01/2025		208	207,954
6.00%, 06/01/2026		286	287,464
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 02/15/2028		233	224,603
7.875%, 09/15/2030(a)		29	27,741
Permian Resources Operating LLC 5.875%, 07/01/2029(a)		40	39,842
Rockies Express Pipeline LLC 6.875%, 04/15/2040(a)		465	459,462
Saturn Oil & Gas, Inc. 9.625%, 06/15/2029(a)		502	492,286
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 06/01/2031(a)		140	128,300
Summit Midstream Holdings LLC 8.625%, 10/31/2029(a)		515	540,951
Sunoco LP 7.00%, 05/01/2029(a)		7	7,259
Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029		365	349,349
5.875%, 03/15/2028		16	16,003
6.00%, 04/15/2027		237	237,017
7.00%, 09/15/2028(a)		504	520,249
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 5.50%, 01/15/2028(a)		61	59,879
Talos Production, Inc. 9.00%, 02/01/2029(a)		55	56,922
9.375%, 02/01/2031(a)		66	67,936
TerraForm Power Operating LLC 4.75%, 01/15/2030(a)		26	24,466
TransMontaigne Partners LLC 8.50%, 06/15/2030(a)		170	172,516
Transocean Aquila Ltd. 8.00%, 09/30/2028(a)		102	103,736
Transocean, Inc. 8.75%, 02/15/2030(a)		214	222,962
Venture Global Calcasieu Pass LLC 3.875%, 08/15/2029(a)		569	530,308
6.25%, 01/15/2030(a)		60	61,378
Venture Global LNG, Inc. 8.125%, 06/01/2028(a)		215	223,959
9.00%, 09/30/2029(a) (k)		398	404,706
9.875%, 02/01/2032(a)		856	936,404

			15,536,898

Other Industrial – 1.3%
AECOM 5.125%, 03/15/2027		590	589,015
Belden, Inc. 3.375%, 07/15/2031(a)	EUR	153	154,092

	Principal Amount (000)		U.S. $ Value

Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(a)	U.S.$	255	$252,450
Fluor Corp. 4.25%, 09/15/2028		61	58,280
H&E Equipment Services, Inc. 3.875%, 12/15/2028(a)		300	300,303
Pachelbel Bidco SpA 6.865% (EURIBOR 3 Month + 4.25%), 05/17/2031(a) (l)	EUR	100	105,116
7.125%, 05/17/2031(a)		125	141,255
Ritchie Bros Holdings, Inc. 7.75%, 03/15/2031(a)	U.S.$	337	354,743
Steelcase, Inc. 5.125%, 01/18/2029		64	62,041
Velocity Vehicle Group LLC 8.00%, 06/01/2029(a)		482	503,150

			2,520,445

Services – 3.8%
ADT Security Corp. (The) 4.125%, 08/01/2029(a)		115	108,623
Allied Universal Holdco LLC 7.875%, 02/15/2031(a)		236	243,436
Allied Universal Holdco LLC/Allied Universal Finance Corp. 9.75%, 07/15/2027(a)		51	51,325
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.625%, 06/01/2028(a)		1,348	1,284,092
4.875%, 06/01/2028(a)	GBP	100	119,325
ANGI Group LLC 3.875%, 08/15/2028(a)	U.S.$	172	157,810
Aramark Services, Inc. 5.00%, 02/01/2028(a)		716	703,355
Block, Inc. 2.75%, 06/01/2026		977	947,592
Champions Financing, Inc. 8.75%, 02/15/2029(a)		218	201,576
Engineering - Ingegneria Informatica - SpA 8.285% (EURIBOR 3 Month + 5.75%), 02/15/2030(a) (l)	EUR	103	108,908
8.625%, 02/15/2030(a)		119	130,760
Garda World Security Corp. 4.625%, 02/15/2027(a)	U.S.$	372	363,738
6.00%, 06/01/2029(a)		419	404,473
8.25%, 08/01/2032(a)		138	141,591
8.375%, 11/15/2032(a)		124	127,720
GrubHub Holdings, Inc. 5.50%, 07/01/2027(a)		54	50,246
ION Trading Technologies SARL 9.50%, 05/30/2029(a)		4	4,123

	Principal Amount (000)		U.S. $ Value

Matthews International Corp. 8.625%, 10/01/2027(a)	U.S.$	104	$109,085
Millennium Escrow Corp. 6.625%, 08/01/2026(a)		134	101,493
Monitronics International, Inc. 9.125%, 04/01/2020(e) (f) (g) (i)		14	0
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)		517	491,119
5.75%, 04/15/2026(a)		516	518,379
Raven Acquisition Holdings LLC 6.875%, 11/15/2031(a)		302	298,563
Service Corp. International/US 5.125%, 06/01/2029		242	238,152
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 4.625%, 11/01/2026(a)		113	111,756
Sotheby’s 7.375%, 10/15/2027(a)		186	184,614
Techem Verwaltungsgesellschaft 675 mbH 5.375%, 07/15/2029(a)	EUR	178	190,996

			7,392,850

Technology – 2.8%
Ahead DB Holdings LLC 6.625%, 05/01/2028(a)	U.S.$	37	36,580
Almaviva-The Italian Innovation Co. SpA 5.00%, 10/30/2030(a)	EUR	206	220,513
Amentum Holdings, Inc. 7.25%, 08/01/2032(a)	U.S.$	541	552,107
ASGN, Inc. 4.625%, 05/15/2028(a)		78	74,776
AthenaHealth Group, Inc. 6.50%, 02/15/2030(a)		42	40,764
Camelot Finance SA 4.50%, 11/01/2026(a)		50	49,194
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.00%, 06/15/2029(a)		140	132,333
Clarivate Science Holdings Corp. 4.875%, 07/01/2029(a)		254	233,055
CommScope LLC 9.50%, 12/15/2031(a)		553	576,082
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028(a)		72	72,192
Diebold Nixdorf, Inc. 7.75%, 03/31/2030(a)		214	223,656
Ellucian Holdings, Inc. 6.50%, 12/01/2029(a)		120	120,863
Fair Isaac Corp. 4.00%, 06/15/2028(a)		169	161,850

	Principal Amount (000)		U.S. $ Value

Gen Digital, Inc. 6.25%, 04/01/2033(a)	U.S.$	238	$238,243
6.75%, 09/30/2027(a)		684	696,750
GoTo Group, Inc. 5.50%, 05/01/2028(a)		218	161,508
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 8.75%, 05/01/2029(a)		200	202,570
Playtika Holding Corp. 4.25%, 03/15/2029(a)		402	364,815
Rackspace Finance LLC 3.50%, 05/15/2028(a)		266	146,236
Rackspace Technology Global, Inc. 5.375%, 12/01/2028(a)		109	32,625
Rocket Software, Inc. 9.00%, 11/28/2028(a)		217	224,656
Science Applications International Corp. 4.875%, 04/01/2028(a)		15	14,473
TTM Technologies, Inc. 4.00%, 03/01/2029(a)		50	46,829
Virtusa Corp. 7.125%, 12/15/2028(a)		37	36,360
Western Digital Corp. 4.75%, 02/15/2026		862	852,828

			5,511,858

Transportation - Airlines – 1.0%
Allegiant Travel Co. 7.25%, 08/15/2027(a)		604	610,692
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)		119	118,556
5.75%, 04/20/2029(a)		865	859,239
JetBlue Airways Corp./JetBlue Loyalty LP 9.875%, 09/20/2031(a)		361	382,241

			1,970,728

Transportation - Services – 1.5%
Alta Equipment Group, Inc. 9.00%, 06/01/2029(a)		67	62,141
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 4.75%, 04/01/2028(a)		151	142,348
5.75%, 07/15/2027(a)		22	21,591
Dcli Bidco LLC 7.75%, 11/15/2029(a)		99	103,293
Edge Finco PLC 8.125%, 08/15/2031(a)	GBP	134	175,897
Herc Holdings, Inc. 5.50%, 07/15/2027(a)	U.S.$	276	274,584
Hertz Corp. (The) 4.625%, 12/01/2026(a)		350	302,932
5.00%, 12/01/2029(a)		383	264,324
12.625%, 07/15/2029(a)		308	324,555

	Principal Amount (000)		U.S. $ Value

Kapla Holding SAS 5.00%, 04/30/2031(a)	EUR	359	$381,794
Mundys SpA 1.875%, 02/12/2028(a)		153	152,984
PROG Holdings, Inc. 6.00%, 11/15/2029(a)	U.S.$	684	653,063

			2,859,506

			133,277,277

Financial Institutions – 5.2%
Banking – 0.8%
Ally Financial, Inc. Series C 4.70%, 05/15/2028(k)		28	25,445
Bread Financial Holdings, Inc. 9.75%, 03/15/2029(a)		613	659,018
Freedom Mortgage Corp. 12.00%, 10/01/2028(a)		267	290,039
12.25%, 10/01/2030(a)		29	32,463
Societe Generale SA 8.00%, 09/29/2025(a) (k)		3	3,034
Synchrony Financial 7.25%, 02/02/2033		534	565,554

			1,575,553

Brokerage – 0.8%
AG Issuer LLC 6.25%, 03/01/2028(a)		204	202,558
AG TTMT Escrow Issuer LLC 8.625%, 09/30/2027(a)		414	427,832
Aretec Group, Inc. 7.50%, 04/01/2029(a)		101	101,076
10.00%, 08/15/2030(a)		433	473,767
Hightower Holding LLC 6.75%, 04/15/2029(a)		11	10,689
9.125%, 01/31/2030(a)		322	338,618
Osaic Holdings, Inc. 10.75%, 08/01/2027(a)		87	89,895

			1,644,435

Finance – 2.1%
CNG Holdings, Inc. 14.50%, 06/30/2026(a)		29	26,716
Enova International, Inc. 9.125%, 08/01/2029(a)		533	562,027
11.25%, 12/15/2028(a)		119	129,211
Freedom Mortgage Holdings LLC 8.375%, 04/01/2032(a)		370	369,667
9.25%, 02/01/2029(a)		62	64,717
GGAM Finance Ltd. 8.00%, 02/15/2027(a)		153	158,220

	Principal Amount (000)		U.S. $ Value

goeasy Ltd. 9.25%, 12/01/2028(a)	U.S.$	98	$104,529
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 08/15/2028(a)		650	620,769
Midcap Financial Issuer Trust 6.50%, 05/01/2028(a)		202	199,358
Navient Corp. 5.625%, 08/01/2033		577	515,123
9.375%, 07/25/2030		214	233,468
11.50%, 03/15/2031		354	401,701
PennyMac Financial Services, Inc. 5.375%, 10/15/2025(a)		159	158,892
Rfna LP 7.875%, 02/15/2030(a)		281	286,345
SLM Corp. 6.50%, 01/31/2030		161	165,613

			3,996,356

Insurance – 0.5%
Acrisure LLC/Acrisure Finance, Inc. 6.00%, 08/01/2029(a)		162	157,532
8.25%, 02/01/2029(a)		109	113,009
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 04/15/2028(a)		60	60,592
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves 7.875%, 11/01/2029(a)		106	106,946
Ardonagh Group Finance Ltd. 8.875%, 02/15/2032(a)		289	300,233
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC 8.125%, 02/15/2032(a)		190	194,778

			933,090

Other Finance – 0.2%
Armor Holdco, Inc. 8.50%, 11/15/2029(a)		151	151,038
Encore Capital Group, Inc. 8.50%, 05/15/2030(a)		200	210,298
Titanium 2l Bondco SARL 6.25%, 01/14/2031(b)	EUR	109	40,435

			401,771

REITs – 0.8%
Aedas Homes Opco SL 4.00%, 08/15/2026(a)		111	115,178

	Principal Amount (000)		U.S. $ Value

Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 5.75%, 05/15/2026(a)	U.S.$	2	$1,993
Five Point Operating Co. LP/Five Point Capital Corp. 10.50%, 01/15/2028(a) (c)		435	444,521
Iron Mountain, Inc. 4.875%, 09/15/2029(a)		247	237,984
5.00%, 07/15/2028(a)		192	187,966
MPT Operating Partnership LP/MPT Finance Corp. 8.50%, 02/15/2032(a)		154	158,064
Service Properties Trust 8.375%, 06/15/2029		223	226,334
8.625%, 11/15/2031(a)		94	100,752

			1,472,792

			10,023,997

Utility – 2.6%
Electric – 2.6%
Calpine Corp. 4.50%, 02/15/2028(a)		1,182	1,155,204
5.125%, 03/15/2028(a)		106	104,474
NRG Energy, Inc. 3.375%, 02/15/2029(a)		973	894,674
3.625%, 02/15/2031(a)		10	8,927
5.25%, 06/15/2029(a)		244	239,127
5.75%, 07/15/2029(a)		172	170,051
10.25%, 03/15/2028(a) (k)		47	52,426
PG&E Corp. 5.00%, 07/01/2028		1,032	1,005,209
Vistra Corp. 7.00%, 12/15/2026(a) (k)		28	28,439
8.00%, 10/15/2026(a) (k)		29	29,753
Vistra Operations Co. LLC 4.375%, 05/01/2029(a)		390	371,830
5.00%, 07/31/2027(a)		229	226,410
5.50%, 09/01/2026(a)		117	116,937
5.625%, 02/15/2027(a)		413	412,785
XPLR Infrastructure Operating Partners LP 3.875%, 10/15/2026(a)		29	27,850
4.50%, 09/15/2027(a)		169	161,446
7.25%, 01/15/2029(a)		51	50,682

			5,056,224

Total Corporates - Non-Investment Grade (cost $147,965,786)			148,357,498

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 16.8%
Industrial – 9.0%
Basic – 0.3%
Glencore Funding LLC 5.634%, 04/04/2034(a)	U.S.$	246	$249,550
5.70%, 05/08/2033(a)		139	142,839
Olin Corp. 6.625%, 04/01/2033(a)		240	238,584

			630,973

Capital Goods – 0.1%
Boeing Co. (The) 3.25%, 02/01/2028		173	165,189
Howmet Aerospace, Inc. 5.90%, 02/01/2027		4	4,093
Regal Rexnord Corp. 6.05%, 04/15/2028		4	4,091

			173,373

Communications - Media – 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital 5.375%, 04/01/2038		97	88,348
DIRECTV Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)		507	499,050
10.00%, 02/15/2031(a)		696	683,493
Paramount Global 4.20%, 06/01/2029		20	19,198
5.50%, 05/15/2033		71	68,856
6.875%, 04/30/2036		252	263,867
Time Warner Cable LLC 7.30%, 07/01/2038		104	109,727
Warnermedia Holdings, Inc. 4.279%, 03/15/2032		197	176,800

			1,909,339

Consumer Cyclical - Automotive – 1.4%
Adient Global Holdings Ltd. 7.00%, 04/15/2028(a)		570	582,289
Ford Motor Co. 3.25%, 02/12/2032		136	113,397
Ford Motor Credit Co. LLC 2.70%, 08/10/2026		200	192,758
4.95%, 05/28/2027		200	197,790
6.054%, 11/05/2031		430	428,727
General Motors Financial Co., Inc. 2.35%, 01/08/2031		44	37,448
2.70%, 06/10/2031		147	125,997
3.60%, 06/21/2030		21	19,385
5.625%, 04/04/2032		177	177,508
5.95%, 04/04/2034		100	101,136
6.10%, 01/07/2034		61	62,287
6.40%, 01/09/2033		266	277,983

	Principal Amount (000)		U.S. $ Value

Harley-Davidson Financial Services, Inc. 5.95%, 06/11/2029(a)	U.S.$	82	$82,968
6.50%, 03/10/2028(a)		275	283,107

			2,682,780

Consumer Cyclical - Entertainment – 1.5%
Carnival Corp. 4.00%, 08/01/2028(a)		827	795,260
Royal Caribbean Cruises Ltd. 4.25%, 07/01/2026(a)		633	624,663
5.375%, 07/15/2027(a)		550	550,979
5.50%, 08/31/2026(a)		342	342,462
5.50%, 04/01/2028(a)		443	445,095
5.625%, 09/30/2031(a)		40	39,775

			2,798,234

Consumer Cyclical - Other – 0.8%
Flutter Treasury DAC 5.00%, 04/29/2029(a)	EUR	103	111,178
International Game Technology PLC 6.25%, 01/15/2027(a)	U.S.$	426	430,980
MDC Holdings, Inc. 6.00%, 01/15/2043		86	86,637
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%, 04/16/2029(a)		1,000	905,290

			1,534,085

Consumer Cyclical - Retailers – 0.2%
AutoNation, Inc. 5.89%, 03/15/2035		140	142,534
Macy’s Retail Holdings LLC 5.875%, 03/15/2030(a)		299	289,498

			432,032

Consumer Non-Cyclical – 0.7%
BAT Capital Corp. 6.00%, 02/20/2034		59	61,728
7.081%, 08/02/2053		116	130,879
Charles River Laboratories International, Inc. 3.75%, 03/15/2029(a)		347	324,147
CVS Health Corp. 5.70%, 06/01/2034		184	187,763
HCA, Inc. 3.625%, 03/15/2032		40	36,153
Imperial Brands Finance PLC 5.875%, 07/01/2034(a)		202	205,527
IQVIA, Inc. 6.25%, 02/01/2029		57	59,562
JBS USA Holding Lux Sarl/JBS USA Food Co/JBS Lux Co. SARL 6.75%, 03/15/2034		126	136,874

	Principal Amount (000)		U.S. $ Value

Pilgrim’s Pride Corp. 3.50%, 03/01/2032	U.S.$	148	$131,101
6.875%, 05/15/2034		72	78,505

			1,352,239

Energy – 1.2%
Antero Resources Corp. 5.375%, 03/01/2030(a)		180	177,773
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)		14	11,736
4.90%, 06/01/2044		16	13,238
5.75%, 01/15/2031(a)		16	16,242
Energy Transfer LP 8.00%, 05/15/2054		65	69,003
EQM Midstream Partners LP 4.50%, 01/15/2029(a)		69	67,196
6.375%, 04/01/2029(a)		202	207,347
6.50%, 07/01/2027(a)		216	221,610
7.50%, 06/01/2027(a)		464	475,456
FLNG Liquefaction 2 LLC 4.125%, 03/31/2038(a)		262	236,978
Occidental Petroleum Corp. 5.20%, 08/01/2029		103	103,559
5.375%, 01/01/2032		107	106,175
ONEOK, Inc. 5.70%, 11/01/2054		225	216,063
Var Energi ASA 7.50%, 01/15/2028(a)		200	212,834
8.00%, 11/15/2032(a)		200	227,854

			2,363,064

Other Industrial – 0.5%
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(a)		662	631,932
Ritchie Bros Holdings, Inc. 6.75%, 03/15/2028(a)		345	353,808

			985,740

Transportation - Airlines – 1.1%
Air Canada 3.875%, 08/15/2026(a)		791	774,096
AS Mileage Plan IP Ltd. 5.021%, 10/20/2029(a)		46	45,302
5.308%, 10/20/2031(a)		85	84,435
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(a)		45	44,714
United Airlines, Inc. 4.375%, 04/15/2026(a)		958	945,939
4.625%, 04/15/2029(a)		142	136,898

			2,031,384

	Principal Amount (000)		U.S. $ Value

Transportation - Services – 0.2%
AerCap Global Aviation Trust 6.50%, 06/15/2045(a)	U.S.$	200	$200,048
United Rentals North America, Inc. 3.875%, 11/15/2027		247	239,622

			439,670

			17,332,913

Financial Institutions – 7.6%
Banking – 6.3%
AIB Group PLC 6.608%, 09/13/2029(a)		102	108,012
Ally Financial, Inc. 5.543%, 01/17/2031		177	177,358
6.848%, 01/03/2030		83	87,079
Series B 4.70%, 05/15/2026(k)		164	158,890
Banco Bilbao Vizcaya Argentaria SA 6.033%, 03/13/2035		200	205,050
Banco Santander SA 6.033%, 01/17/2035		200	207,838
6.35%, 03/14/2034		200	207,376
6.921%, 08/08/2033		400	430,444
Bank of Ireland Group PLC 5.601%, 03/20/2030(a)		239	244,519
Barclays PLC 5.69%, 03/12/2030		217	222,379
5.785%, 02/25/2036		482	489,567
BNP Paribas SA 4.625%, 02/25/2031(a) (k)		454	395,566
BPCE SA 5.876%, 01/14/2031(a)		291	299,296
6.293%, 01/14/2036(a)		289	301,586
6.508%, 01/18/2035(a)		250	258,855
CaixaBank SA 6.037%, 06/15/2035(a)		200	208,080
6.84%, 09/13/2034(a)		245	267,199
Capital One Financial Corp. 5.463%, 07/26/2030		174	177,193
6.051%, 02/01/2035		82	85,220
7.624%, 10/30/2031		63	70,529
Citigroup, Inc. 5.592%, 11/19/2034		190	190,826
5.827%, 02/13/2035		211	211,730
Series AA 7.625%, 11/15/2028(k)		32	33,521
Series W 4.00%, 12/10/2025(k)		18	17,675
Series Y 4.15%, 11/15/2026(k)		46	44,548
Deutsche Bank AG/New York NY 3.729%, 01/14/2032		387	347,538
3.742%, 01/07/2033		200	174,870
7.079%, 02/10/2034		204	215,169

	Principal Amount (000)		U.S. $ Value

HSBC Holdings PLC 5.546%, 03/04/2030	U.S.$	200	$204,346
Intesa Sanpaolo SpA 5.71%, 01/15/2026(a)		908	910,933
JPMorgan Chase & Co. 2.963%, 01/25/2033		36	31,802
Lloyds Banking Group PLC 4.976%, 08/11/2033		200	197,086
5.59%, 11/26/2035		217	220,227
6.00%, 06/07/2032(k)	GBP	8	9,293
7.50%, 09/27/2025(k)	U.S.$	219	221,080
Morgan Stanley 5.424%, 07/21/2034		31	31,495
NatWest Group PLC 3.032%, 11/28/2035		223	197,346
Santander Holdings USA, Inc. 6.499%, 03/09/2029		10	10,390
6.565%, 06/12/2029		6	6,262
Santander UK Group Holdings PLC 5.694%, 04/15/2031		267	273,165
6.833%, 11/21/2026		353	357,935
Societe Generale SA 3.625%, 03/01/2041(a)		250	177,698
5.519%, 01/19/2028(a)		351	354,141
7.367%, 01/10/2053(a)		200	209,172
Standard Chartered PLC 6.17%, 01/09/2027(a)		289	292,436
6.228%, 01/21/2036(a)		371	387,714
Synchrony Financial 5.935%, 08/02/2030		82	83,680
Toronto-Dominion Bank (The) 5.146%, 09/10/2034		261	257,625
UBS Group AG 7.125%, 08/10/2034(a) (k)		297	296,941
9.25%, 11/13/2028(a) (k)		355	388,015
UniCredit SpA 1.982%, 06/03/2027(a)		230	221,922
5.861%, 06/19/2032(a)		600	602,586
7.296%, 04/02/2034(a)		202	213,615
Wells Fargo & Co. Series BB 3.90%, 03/15/2026(k)		111	108,852

			12,103,670

Brokerage – 0.1%
CI Financial Corp. 3.20%, 12/17/2030		158	137,564

Finance – 0.5%
Air Lease Corp. Series B 4.65%, 06/15/2026(k)		50	49,103
Aircastle Ltd. 5.25%, 06/15/2026(a) (k)		29	28,611

	Principal Amount (000)		U.S. $ Value

Aviation Capital Group LLC 1.95%, 01/30/2026(a)	U.S.$	2	$1,947
1.95%, 09/20/2026(a)		73	69,878
3.50%, 11/01/2027(a)		9	8,668
4.875%, 10/01/2025(a)		3	2,998
Blackstone Private Credit Fund 6.00%, 11/22/2034(a)		139	136,848
Castlelake Aviation Finance DAC 5.00%, 04/15/2027(a)		98	98,841
HAT Holdings I LLC/HAT Holdings II LLC 3.375%, 06/15/2026(a)		93	90,382
8.00%, 06/15/2027(a)		88	91,842
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 2.875%, 10/15/2026(a)		292	279,905
3.625%, 03/01/2029(a)		237	220,038

			1,079,061

Insurance – 0.4%
ACE Capital Trust II 9.70%, 04/01/2030		20	23,550
Athene Global Funding 1.985%, 08/19/2028(a)		108	98,137
2.55%, 11/19/2030(a)		28	24,525
2.717%, 01/07/2029(a)		43	39,649
5.526%, 07/11/2031(a)		294	298,863
5.583%, 01/09/2029(a)		14	14,318
Global Atlantic Fin Co. 4.70%, 10/15/2051(a)		59	57,164
Liberty Mutual Group, Inc. 7.80%, 03/07/2087(a)		55	61,703
Swiss RE Subordinated Finance PLC 5.698%, 04/05/2035(a)		200	203,258

			821,167

REITs – 0.3%
Newmark Group, Inc. 7.50%, 01/12/2029		583	619,140

			14,760,602

Utility – 0.2%
Electric – 0.2%
American Electric Power Co., Inc. 6.95%, 12/15/2054		80	81,885
Niagara Mohawk Power Corp. 5.29%, 01/17/2034(a)		80	79,522
NRG Energy, Inc. 7.00%, 03/15/2033(a)		55	59,865
Pacific Gas & Electric Co. 5.55%, 05/15/2029		35	35,551
Vistra Operations Co. LLC 6.95%, 10/15/2033(a)		71	77,210

			334,033

Total Corporates - Investment Grade (cost $31,750,168)			32,427,548

	Principal Amount (000)		U.S. $ Value

BANK LOANS – 2.3%
Industrial – 1.9%
Capital Goods – 0.2%
ACProducts Holdings, Inc. 8.840% (SOFR + 4.25%), 05/17/2028(m)	U.S.$	96	$71,359
ECO Material Technologies, Inc. 7.569% (CME Term SOFR 3 Month + 3.25%), 02/12/2032(g) (m)		380	379,525

			450,884

Communications - Media – 0.5%
Advantage Sales & Marketing, Inc. 8.805% (SOFR + 4.25%), 10/28/2027(m)		36	36,324
DIRECTV Financing LLC 9.802% (SOFR + 5.25%), 08/02/2029(m)		429	425,941
Gray Television, Inc. 7.423% (CME Term SOFR 3 Month + 3.00%), 12/01/2028(m)		353	317,763
iHeartCommunications, Inc. 10.629% (CME Term SOFR 3 Month + 5.78%), 05/01/2029(n)		247	210,362

			990,390

Communications - Telecommunications – 0.1%
Crown Subsea Communications Holding, Inc. 8.309% (SOFR + 4.00%), 01/30/2031(m)		50	49,952
Lumen Technologies, Inc. 6.788% (CME Term SOFR 1 Month + 2.35%), 04/16/2029(m)		63	59,705

			109,657

Consumer Cyclical - Automotive – 0.1%
RealTruck Group, Inc. 10.310% (CME Term SOFR 3 Month + 5.00%), 01/31/2028(n)		220	216,632

Consumer Cyclical - Other – 0.1%
Weber-Stephen Products LLC 7.688% (CME Term SOFR 3 Month + 3.25%), 10/30/2027(n)		120	118,950

Consumer Non-Cyclical – 0.3%
Gainwell Acquisition Corp. 8.429% (SOFR + 4.00%), 10/01/2027(m)		38	35,664
MPH Acquisition Holdings LLC 8.037% (CME Term SOFR 3 Month + 3.75%), 12/31/2030(m)		57	56,608

	Principal Amount (000)		U.S. $ Value

Neptune Bidco US, Inc. 9.389% (CME Term SOFR 3 Month + 5.00%), 04/11/2029(m)	U.S.$	574	$508,995
US Radiology Specialists, Inc. 9.079% (SOFR + 4.75%), 12/15/2027(m)		87	86,734

			688,001

Other Industrial – 0.0%
American Tire Distributors, Inc. 12.819% (SOFR + 8.25%), 10/20/2028(m)		80	23,293

Technology – 0.4%
Ascend Learning LLC 10.174% (SOFR + 5.75%), 12/10/2029(m)		24	23,456
Clover Holdings 2, LLC 7.750%, 12/09/2031(g)		402	402,000
Clover Holdings SPV III LLC 15.000%, 12/18/2027(g)		12	12,461
FinThrive Software Intermediate Holdings, Inc. 8.435% (CME Term SOFR 1 Month + 4.00%), 12/15/2028(m)		5	4,285
11.185% (CME Term SOFR 1 Month + 6.75%), 12/17/2029(m)		28	19,250
Loyalty Ventures, Inc. 14.000% (CME Term SOFR 3 Month + 5.50%), 11/03/2027(e) (f) (g) (m) (o)		115	863
Project Alpha Intermediate Holdings, Inc. 10.122% (CME Term SOFR 1 Month + 5.00%), 11/22/2032(n)		260	260,814
Veritas US, Inc. 16.928% (CME Term SOFR 3 Month + 12.50%), 12/09/2029(g) (m)		31	30,677

			753,806

Transportation - Airlines – 0.2%
AS Mileage Plan IP Ltd. 6.293% (CME Term SOFR 3 Month + 2.00%), 10/15/2031(m)		130	129,772
JetBlue Airways Corp. 9.854% (CME Term SOFR 3 Month + 5.50%), 08/27/2029(m)		200	199,786

			329,558

			3,681,171

Financial Institutions – 0.3%
Brokerage – 0.1%
Jane Street Group LLC 6.297% (CME Term SOFR 3 Month + 2.00%), 12/15/2031(m)		319	315,080

	Principal Amount (000)		U.S. $ Value

Insurance – 0.1%
Asurion LLC 8.674% (SOFR + 4.25%), 08/19/2028(m)	U.S.$	157	$156,979

Other Finance – 0.1%
Rackspace Finance, LLC 7.175% (CME Term SOFR 1 Month + 2.75%), 05/15/2028(m)		275	157,320

			629,379

Utility – 0.1%
Electric – 0.1%
Vistra Operations Co. LLC 6.324% (CME Term SOFR 3 Month + 2.00%), 04/30/2031(n)		80	77,645

Total Bank Loans (cost $4,648,373)			4,388,195

EMERGING MARKETS - CORPORATE BONDS – 1.1%
Industrial – 1.1%
Basic – 0.3%
First Quantum Minerals Ltd. 6.875%, 10/15/2027(a)		200	200,500
8.00%, 03/01/2033(a)		227	231,376
9.375%, 03/01/2029(a)		201	213,814

			645,690

Consumer Cyclical - Other – 0.7%
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(a)		236	218,394
MGM China Holdings Ltd. 4.75%, 02/01/2027(a)		221	216,506
7.125%, 06/26/2031(a)		331	341,344
Studio City Co., Ltd. 7.00%, 02/15/2027(a)		200	201,750
Wynn Macau Ltd. 5.125%, 12/15/2029(a)		390	367,333

			1,345,327

Consumer Cyclical - Retailers – 0.0%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022(d) (e) (f) (g) (h)		15	0
K2016470260 South Africa Ltd. 25.00%, 12/31/2022(d) (e) (f) (g) (h)		3	0

			0

Consumer Non-Cyclical – 0.1%
Teva Pharmaceutical Finance Netherlands III BV 7.875%, 09/15/2029		200	215,690
Virgolino de Oliveira Finance SA 10.50%, 01/28/2025(d) (e) (f) (g) (h)		95	10

			215,700

			2,206,717

Company	Principal Amount (000)		U.S. $ Value

Utility – 0.0%
Electric – 0.0%
Terraform Global Operating LP 6.125%, 03/01/2026(a)	U.S.$	16	$15,956

Total Emerging Markets - Corporate Bonds (cost $2,247,746)			2,222,673

	Shares

PREFERRED STOCKS – 0.1%
Industrials – 0.1%
Consumer Cyclical - Automotive – 0.1%
Exide International Holdings LP 0.00%(e) (f) (g) (h)		39	39,000

Consumer Cyclical - Other – 0.0%
Hovnanian Enterprises, Inc. 7.625%		490	8,477

Other Industrial – 0.0%
WESCO International, Inc. Series A 10.625%		1,425	36,864

Technology – 0.0%
Veritas US, Inc. 0.00%(e) (g) (h)		678	16,272

			100,613

Financials – 0.0%
Brokerage – 0.0%
Osaic Financial Services, Inc. Series A 8.00%		2,175	40,129

Total Preferred Stocks (cost $102,027)			140,742

COMMON STOCKS – 0.1%
Energy – 0.1%
Energy Equipment & Services – 0.0%
BIS Industries Holdings Ltd.(e) (f) (g)		21,027	0
CHC Group LLC(e) (f) (g)		468	0

			0

Oil, Gas & Consumable Fuels – 0.1%
New Fortress Energy, Inc.(e)		5,687	56,870

			56,870

Company	Shares	U.S. $ Value

Financials – 0.0%
Financial Services – 0.0%
Curo Group Holdings LLC(e) (f) (g)	9,491	$48,642

Industrials – 0.0%
Electrical Equipment – 0.0%
Exide Technologies(e) (f) (g)	7	1,225

Consumer Staples – 0.0%
Household Products – 0.0%
Southeastern Grocers, Inc.(e) (f) (g) (i)	3,584	645

Consumer Discretionary – 0.0%
Broadline Retail – 0.0%
ATD New Holdings, Inc.(e) (f) (g)	1,009	1
K201640219 South Africa Ltd.(e) (f) (g) (o)	678	0
K2016470219 South Africa Ltd. - Class A(e) (f) (g) (o)	191,574	0
K2016470219 South Africa Ltd. - Class B(e) (f) (g) (o)	30,276	0

		1

Total Common Stocks (cost $372,274)		107,383

RIGHTS – 0.0%
Utilities – 0.0%
Independent Power and Renewable Electricity Producers – 0.0%
Vistra Energy Corp., expiring 12/31/2099 (e) (f) (g) (cost $0)	3,442	4,216

SHORT-TERM INVESTMENTS – 1.8%
Investment Companies – 1.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.24%(p) (q) (r) (cost $3,563,759)	3,563,759	3,563,759

Total Investments – 99.0% (cost $190,650,133)(s)		191,212,014
Other assets less liabilities – 1.0%		1,930,370

Net Assets – 100.0%		$193,142,384

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	117	June 2025	$12,628,688	$160,000
U.S. Ultra Bond (CBT) Futures	1	June 2025	124,125	2,617
Sold Contracts
U.S. 10 Yr Ultra Futures	12	June 2025	1,371,000	(19,938)
U.S. Long Bond (CBT) Futures	3	June 2025	354,282	(2,234)
U.S. T-Note 10 Yr (CBT) Futures	16	June 2025	1,777,500	(22,375)

				$118,070

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
NatWest Markets PLC	EUR	3,262	USD	3,439	05/09/2025	$34,750
State Street Bank & Trust Co.	GBP	211	USD	257	03/13/2025	(8,442)

						$26,308

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 28, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
CDX-NAHY Series 43, 5 Year Index, 12/20/2029*	5.00%	Quarterly	3.09%	USD	9,530	$825,121	$762,198	$62,923
Hertz Corp. (The), 5.000%, 12/01/2029, 06/20/2029*	5.00	Quarterly	19.01	USD	80	(28,138)	(10,640)	(17,498)

						$796,983	$751,558	$45,425

*	Termination date

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2025, the aggregate market value of these securities amounted to $149,186,858 or 77.2% of net assets.

(b)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at February 28, 2025.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at February 28, 2025.
(d)	Defaulted matured security.
(e)	Non-income producing security.
(f)	Fair valued by the Adviser.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.03% of net assets as of February 28, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Exide International Holdings LP	11/05/2020	$29,328	$39,000	0.02%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	10/29/2020	0	0	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	10/29/2020	0	0	0.00%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	02/05/2020-06/30/2022	14,181	0	0.00%
K2016470260 South Africa Ltd. 25.00%, 12/31/2022	08/16/2023	0	0	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023	02/19/2015	36,767	0	0.00%
Veritas US, Inc.	12/09/2024	11,482	16,272	0.01%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2025	02/13/2013	95,493	10	0.00%

(i)	Escrow shares.
(j)	Convertible security.
(k)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(l)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at February 28, 2025.
(m)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at February 28, 2025.
(n)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the Secured Overnight Financing Rate (“SOFR”) plus a premium which was determined at the time of purchase.

(o)	Defaulted.
(p)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(q)	The rate shown represents the 7-day yield as of period end.
(r)	Affiliated investments.
(s)

As of February 28, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,537,579 and gross unrealized depreciation of investments was $(2,785,895), resulting in net unrealized appreciation of $751,684.

Currency Abbreviations:

EUR – Euro

GBP – Great British Pound

USD – United States Dollar

Glossary:

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CME – Chicago Mercantile Exchange

EURIBOR – Euro Interbank Offered Rate

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

AB Active ETFs, Inc.

AB High Yield ETF

February 28, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2025:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Corporates - Non-Investment Grade	$—	$148,357,498	$0	(a)	$148,357,498
Corporates - Investment Grade	—	32,427,548	—		32,427,548
Bank Loans	—	3,562,669	825,526		4,388,195
Emerging Markets - Corporate Bonds	—	2,222,663	10	(a)	2,222,673
Preferred Stocks	45,341	40,129	55,272		140,742
Common Stocks	56,870	—	50,513	(a)	107,383
Rights	—	—	4,216		4,216
Short-Term Investments	3,563,759	—	—		3,563,759

Total Investments in Securities	3,665,970	186,610,507	935,537	(a)	191,212,014
Other Financial Instruments(b):
Assets:
Futures	162,617	—	—		162,617
Forward Currency Exchange Contracts	—	34,750	—		34,750
Centrally Cleared Credit Default Swaps	—	825,121	—		825,121
Liabilities:
Futures	(44,547)	—	—		(44,547)
Forward Currency Exchange Contracts	—	(8,442)	—		(8,442)
Centrally Cleared Credit Default Swaps	—	(28,138)	—		(28,138)

Total	$3,784,040	$187,433,798	$935,537	(a)	$192,153,375

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2025 is as follows:

Fund	Market Value 11/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$2,002	$14,126	$12,564	$3,564	$54